Label	Element	Value
Retained earnings [member]
Equity	ifrs-full_Equity	$ (2,036,000,000)
Non-controlling interests [member]
Equity	ifrs-full_Equity	60,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	14,366,000,000
Accumulated other comprehensive income [member]
Equity	ifrs-full_Equity	317,000,000
Ordinary shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	13,662,000,000
Preference shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	$ 2,423,000,000